Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes (Details) [Line Items]
Taxable, percentage	(0.80%)	(29.70%)	1.00%
Income tax rate	25.00%	25.00%	25.00%
Accumulated tax loss (in Dollars)	$ 2,180
HONG KONG
Taxes (Details) [Line Items]
Taxable, percentage	16.50%
Income tax rate	25.00%